Expense Example {- FundsManager 60% Portfolio} - 02.28 VIP FundsManager 60% Portfolio Investor Solo PRO-11 - FundsManager 60% Portfolio - VIP FundsManager 60% Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 74
3 years	239
5 years	421
10 years	$ 948